RELATED PARTY TRANSACTIONS - Related Party balances (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 24, 2023 CNY (¥)
Related party balances
Loan collected from related party			¥ 21,753	$ 2,993
Loan provided to related party			33,383	$ 4,594
Related Party | Tarena Technologies Inc.
Related party balances
Loan collected from related party			21,753
Support services provided to related party			1,091
Support services provided by related party			3,829
Amount receivable for comprehensive services			1,725
Related Party | Tarena Technologies Inc. | Subsequent event
Related party balances
Loan collected from related party		¥ 7,000
Related Party | Tarena Hangzhou | Subsequent event
Related party balances
Loan collected from related party	¥ 4,792
Purchase of building	21,591
Loans receivable	¥ 21,591
Related Party | Tarena Technologies And Tarena Hangzhou
Related party balances
Loan provided to related party			¥ 33,383
Related Party | IT Professional Education | Tarena Technologies Inc. | Divestiture
Related party balances
Disposal group consideration					¥ 1
Related Party | IT Professional Education | Tarena Hangzhou | Divestiture
Related party balances
Disposal group consideration					¥ 1